Subsequent Events Subsequent Events (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 04, 2016	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 29, 2015	Dec. 31, 2013
Subsequent Event [Line Items]
Goodwill		$ 3,737,000,000	$ 3,737,000,000	$ 2,937,000,000		$ 2,838,000,000
Pension and Other Postretirement Defined Benefit Plans, Liabilities		$ (279,000,000)	$ (279,000,000)	$ (284,000,000)
United States of America, Dollars
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.000304635	$ 0.000304635	$ 0.000304635
Stock Issued During Period, Shares, Acquisitions				14,000
Towers Watson & Co [Member]
Subsequent Event [Line Items]
Business Acquisition, Pro Forma Revenue			$ 7,486,000,000	$ 7,303,000,000
Dividends		$ 10.00
Common Stock, Dividends, Per Share, Cash Paid		$ 694,000,000
Shares, Outstanding					69,000,000
Business Acquisition, Pro Forma Net Income (Loss)			(633,000,000)	(434,000,000)
Towers Watson & Co [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	$ 476,000,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	2.6490
Shares, Outstanding	69,000,000
Stock Issued During Period, Shares, Acquisitions	184,000,000
Share Price	$ 47.18
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 8,686,000,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	37,000,000
Business Combination, Consideration Transferred	8,723,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables	825,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other	124,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	242,000,000
Goodwill	6,546,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	4,110,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets	208,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent	(1,016,000,000)
Pension and Other Postretirement Defined Benefit Plans, Liabilities	(941,000,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other	(751,000,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other	(360,000,000)
Long-term Debt	(400,000,000)
Long-term Debt	740,000,000
Gras Savoye [Member]
Subsequent Event [Line Items]
Business Acquisition, Pro Forma Revenue			4,264,000,000	4,308,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents					$ 88,000,000
Business Combination, Consideration Transferred			833,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables					95,000,000
Goodwill					573,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent					$ (89,000,000)
Business Acquisition, Pro Forma Net Income (Loss)			(371,000,000)	(339,000,000)
Towers Watson Term Loan [Member] | Towers Watson & Co [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Long-term Debt	(188,000,000)
Towers Watson Revolving Credit Facility [Member] | Towers Watson & Co [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Long-term Debt	(212,000,000)
Towers Watson New Term Loan [Member] | Towers Watson & Co [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Long-term Debt	$ 340,000,000
Maximum [Member] | Gras Savoye [Member]
Subsequent Event [Line Items]
Business Acquisition, Pro Forma Revenue			435,000,000	506,000,000
Business Acquisition, Pro Forma Net Income (Loss)			$ (2,000,000)	$ 23,000,000